Deposits - Summary of Maturity Schedule for Term Deposits (Detail) - Canada [member] - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 274,151	$ 295,433
Within three months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	54,287	64,521
Three to six months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	37,607	37,062
Six to twelve months [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	57,519	59,273
One to 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	109,573	115,757
Over 5 years [member]
Disclosure Of Deposits [line items]
Term deposit	[1]	$ 15,165	$ 18,820

[1]	The majority of foreign term deposits are in excess of $100,000.